Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

9.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor balance and are prepayable, short-term accounts with a variable interest rate that represents market conditions. To reflect these market conditions, the interest rates are reviewed periodically through an update procedure approved by the Boards of Directors of the respective companies.

9.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2021 and 2020 are as follows:

a)	Receivables from related parties

						Current		Non-current
						12-31-2021	12-31-2020	12-31-2021	12-31-2020
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Inmediate Parent	EUR	Other Services	29,197	31,032	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	EUR	Other Services	519,340	266,732	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Inmediate Parent	EUR	Other Services	377,899	252,803	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	15,677,431	20,067,363	6,348,001	48,358,915
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Dividends	—	616,697	—	—
Foreign	Endesa Generación	Spain	Common Inmediate Parent	EUR	Engineering Services	50,844	42,794	—	—
Foreign	Enel Italia SrL.	Italy	Common Inmediate Parent	EUR	Other Services	—	534,991	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	Other Services	477,950	216,185	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	Commodity derivatives	21,198,832	22,048,245	—	—
Foreign	Eletropaulo Metropolitana Eletricidade	Brazil	Common Inmediate Parent	US$	Other Services	31,841	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	882,361	533,309	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Inmediate Parent	US$	Engineering Services	14,980	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Inmediate Parent	US$	Other Services	1,435,123	866,928	—	—
77.374.847-0	HIF H2 S.p.A	Chile	Joint Business	CLP	Capital advance	1,987,978	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Inmediate Parent	US$	Engineering Services	223,213	198,066	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Inmediate Parent	US$	Other Services	140,226	164,018	—	—
Foreign	Codensa S.A.	Colombia	Common Inmediate Parent	EUR	IT Services	96,464	322,872	—	—
Foreign	Codensa S.A.	Colombia	Common Inmediate Parent	US$	Other Services	51,915	74,930	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Inmediate Parent	CLP	Engineering Services	—	1,064,232	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Inmediate Parent	CLP	Other Services	71,862	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Inmediate Parent	US$	Engineering Services	1,036,601	162,252	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Inmediate Parent	US$	Other Services	558,576	404,354	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	CLP	IT Services	737,980	410,946	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	CLP	Other Services	1,533,188	1,007,511	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	CLP	Technical Services	486,802	—	—	—
Foreign	Enel Green Power Colombia SAS	Colombia	Common Inmediate Parent	US$	Engineering Services	511,502	1,342,341	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Inmediate Parent	US$	Engineering Services	77,487	55,897	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Inmediate Parent	EUR	IT Services	102,449	25,362	—	—
Foreign	Chinango S.A.C.	Peru	Common Inmediate Parent	US$	Engineering Services	18,269	70,925	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	Engineering Services	126,210	170,756	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	US$	Engineering Services	470,414	395,683	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	Other Services	2,294	2,088	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	US$	Other Services	721,622	653,975	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Inmediate Parent	US$	IT Services	384,250	657,232	—	—
Foreign	Enel Green Power Perú	Peru	Common Inmediate Parent	US$	Engineering Services	489,630	405,030	—	—
Foreign	Enel Green Power Perú	Peru	Common Inmediate Parent	US$	Other Services	4,411	186,734	—	—
Foreign	Energía Nueva Energía Limpia México S.R.L	Mexico	Common Inmediate Parent	US$	Other Services	—	34,843	—	—
Foreign	Enel Italia SrL.	Italy	Common Inmediate Parent	EUR	Other Services	761,119	—	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Inmediate Parent	US$	Other Services	149,270	96,267	—	—
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Inmediate Parent	US$	Engineering Services	184,990	155,722	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Inmediate Parent	US$	Engineering Services	14,203	11,954	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Inmediate Parent	US$	Engineering Services	—	6,714	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Inmediate Parent	US$	Other Services	—	200,977	—	—
Foreign	Enel Green Power Argentina	Argentina	Common Inmediate Parent	US$	Other Services	320,138	269,280	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Inmediate Parent	US$	Engineering Services	776,841	653,567	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Inmediate Parent	US$	Other Services	90,777	234,834	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Inmediate Parent	US$	IT Services	1,543,540	1,080,101	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	CLP	Other Services	189,150	623,843	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	CLP	Technical Services	33,905	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	EUR	Other Services	51,303	29,990	—	—
Foreign	Enel Produzione	Italy	Common Inmediate Parent	EUR	Other Services	230,049	60,644	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	EUR	Technical Services	1,223,525	753,544	—	—
Foreign	Enel North America Inc	United States	Common Inmediate Parent	US$	Other Services	222,740	192,582	—	—
Foreign	Enel X North America Inc	United States	Common Inmediate Parent	US$	Other Services	96,448	86,685	—	—
Foreign	Renovables de Guatemala S.A.	Guatemala	Common Inmediate Parent	US$	Engineering Services	—	1,089	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Inmediate Parent	EUR	IT Services	—	173,263	—	—
77.157.781-4	Enel X AMPCI L1 Holdings SpA	Chile	Associated	US$	Management services	3,239	8,176	—	—
77.157.783-0	Enel X AMPCI L1 SpA	Chile	Associated	US$	Management services	16,471	41,591	—	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Chile	Associated	US$	Management services	3,239	8,176	—	—
					Total	56,440,088	57,976,125	6,348,001	48,358,915

b)	Accounts payable to related parties

						Current		Non-current
						12-31-2021	12-31-2020	12-31-2021	12-31-2020
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Inmediate Parent	EUR	Other Services	—	159,940	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Inmediate Parent	CLP	IT Services	81,921	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Inmediate Parent	US$	Other Services	17,846	94,838	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Inmediate Parent	COP	Other Services	5,077	4,576	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	CLP	Other Services	2,528,922	2,285,642	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	US$	Other Services	144,953	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Inmediate Parent	US$	Other Services	—	2,185	—	—
Foreign	Eletropaulo Metropolitana Eletricidade	Brazil	Common Inmediate Parent	US$	Other Services	307,897	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	EUR	Other Services	330,865	651,662	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	EUR	IT Services	2,532,663	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	EUR	Technical Services	5,170,559	5,397,360	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	6,484,164	14,650,079	—	—
Foreign	Endesa Generación	Spain	Common Inmediate Parent	EUR	Coal purchase	501,677	—	—	—
Foreign	Endesa Generación	Spain	Common Inmediate Parent	EUR	Engineering Services	—	190,879	—	—
Foreign	Endesa Generación	Spain	Common Inmediate Parent	EUR	Other Services	—	25,643	—	—
Foreign	Enel Iberia SRL	Spain	Common Inmediate Parent	EUR	IT Services	225,322	—	—	—
Foreign	Enel Iberia SRL	Spain	Common Inmediate Parent	EUR	Other Services	536,809	891,821	—	—
Foreign	Enel Produzione	Italy	Common Inmediate Parent	EUR	Other Services	1,033,214	1,395,436	—	—
Foreign	Enel Produzione	Italy	Common Inmediate Parent	EUR	Engineering Services	1,880,143	1,999,721	—	—
Foreign	Enel Energía	Italy	Common Inmediate Parent	EUR	Other Services	556,018	478,207	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Inmediate Parent	EUR	IT Services	403,567	—	—	—
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Inmediate Parent	US$	Purchase of materials	1,331,438	—	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint Business	CLP	Tolls	—	13,887	—	—
Foreign	Enel Green Power España SL	Spain	Common Inmediate Parent	EUR	Other Services	561,326	403,225	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	Other Services	787,719	558,964	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	Engineering Services	26,185	—	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	US$	Commodity derivatives	36,208,560	2,405,919	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	Technical Services	7,562,517	5,042,033	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Inmediate Parent	EUR	IT Services	303,992	—	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	EUR	Technical Services	1,324,716	1,154,817	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	EUR	IT Services	5,916,002	11,719,059	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	EUR	Engineering Services	—	551,776	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	EUR	Other Services	95,565	640,692	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	16,527,560	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	1,923	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	9,935,189	7,310,421	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	2,142,992	263,443	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Engineering Services	—	1,381,313	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	5,410,491	2,516,113	—	—
Foreign	Enel Italia SrL	Italy	Common Inmediate Parent	EUR	IT Services	—	253,605	—	—
Foreign	Enel Italia SrL	Italy	Common Inmediate Parent	EUR	Other Services	1,617,382	676,267	—	—
Foreign	Enel Italia SrL	Italy	Common Inmediate Parent	EUR	Engineering Services	1,145,568	243,460	—	—
Foreign	Codensa S.A.	Colombia	Common Inmediate Parent	US$	Other Services	5,167	35,616	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	EUR	Technical Services	5,977,965	4,782,053	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	EUR	IT Services	3,050,405	2,125,349	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	EUR	Engineering Services	203,833	17,720	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	EUR	Other Services	1,304,026	947,100	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	Technical Services	31,580,956	21,206,647	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	Engineering Services	17,274,445	17,975,839	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	Other Services	16,248,379	9,249,143	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	EUR	IT Services	4,485,802	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Inmediate Parent	CLP	Other Services	274,891	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Inmediate Parent	US$	Other Services	436,649	315,697	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Inmediate Parent	US$	Loan payable	799,265,075	3,444,366	1,300,059,097	1,164,044,462
Foreign	Enel Green Power Italia	Italy	Common Inmediate Parent	CLP	Other Services	—	459,992	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	CLP	Other Services	407,152	345,708	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	EUR	Engineering Services	—	871,748	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	US$	Other Services	246,923	42,549	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Inmediate Parent	US$	Engineering Services	—	60,957	—	—
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	EUR	Other Services	127,063	130,664	—	—
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	EUR	IT Services	890,918	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	EUR	Technical Services	8,826,081	4,225,269	—	—
Foreign	Cesi S.p.A.	Italy	Common Inmediate Parent	EUR	Engineering Services	316,622	247,773	—	—
Foreign	Tecnatom SA	Italy	Common Inmediate Parent	EUR	Engineering Services	33,386	73,842	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Inmediate Parent	US$	Other Services	1,478	360	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Common Inmediate Parent	US$	Other Services	—	132,587	—	—
					Total	1,004,597,958	130,053,962	1,300,059,097	1,164,044,462

(*) See letter d below.

c)	Significant transactions and effects on profit or loss

As of December 31, 2021, 2020 and 2019, the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended December 31,
					2021	2020	2019
Taxpayer ID N°	Company	Country	Relationship	Description of transaction	ThCh$	ThCh$	ThCh$
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	Provision of administration services and others	5,632,424	5,021,265	4,748,244
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(314,415,258)	(164,410,577)	(99,801,403)
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	Technical Services	(5,284,971)	(3,435,918)	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	Engineering Services	—	(5,097,105)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	IT Services	(2,230,293)	—	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(5,305,537)	(3,800,471)	(4,110,257)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Commodity derivatives	35,815,215	(37,771,702)	(12,118,800)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Gas Purchase	(2,618,484)	—	—
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Technical Services	(2,227,749)	(2,183,183)	(1,634,832)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Gas Sales	—	—	58,352,346
Foreign	Enel Finance International NV	Netherlands	Common Inmediate Parent	Financial expenses	(42,040,047)	(35,079,947)	(31,328,749)
Foreign	Enel Italia S.r.l.	Italy	Common Inmediate Parent	IT Services	—	—	(2,699,915)
Foreign	Enel Italia S.r.l.	Italy	Common Inmediate Parent	Technical Services	—	—	(3,139,990)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	Technical Services	—	(3,172,872)	—
Foreign	Enel Green Power SpA	Italy	Common Inmediate Parent	Engineering Services	—	(7,263,535)	—
Foreign	Enel Green Power SpA	Italy	Common Inmediate Parent	Technical Services	(7,861,111)	(4,674,437)	(3,898,762)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Inmediate Parent	IT Services	—	(2,128,624)	—

The transactions detailed in the preceding table correspond to all those that exceed Ch$2,000 million, by counterparty and nature of the transactions

d)	Significant transactions
I.	Enel Chile
•	On December 21, 2018, Enel Finance International NV granted a revolving credit facility in USD to Enel Chile for a committed amount of up to US$400 million, with a variable LIBOR 6M interest rate, plus an annual margin of 1.00% with the payment of interest every six months and a maturity date of December 21, 2022. During the availability period, Enel Chile will pay an annual availability commission equivalent to 35% of the margin over the non-withdrawn amount. On June 3 and 18, 2019, Enel Chile withdrew the total amount of the line of credit. This revolving credit is unsecured, corresponds to a bullet maturity loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, completed at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2021 amounted to US$400 million, equivalent to ThCh$337,876,000 (ThCh$284,380,000 as of December 31, 2020), and does not include accrued interest because the payment of these was made at the end of the fiscal year.

Note that, in line with our financing strategy and based on that established in our industrial plan, the Company is assessing the best alternative to refinance the maturity with several market players, including Enel Finance International NV, which have shown interest in participating in this transaction.

•	In June 2019, Enel Chile entered into a revolving credit facility with Enel Finance International N.V. in USD for a total of US$50 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of 0.90%, with monthly, quarterly or semiannual interest payments, and a maturity date of June 24, 2024. During the availability period, Enel Chile will pay an annual availability commission equivalent to 0.25% the non-withdrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation. On September 15, 2021, this facility was drawn upon in its entirety for a period of 3M, maturing in December 2021 and renewed again for another 3M period, accordingly, as of December 31, 2021, it has been drawn upon for US$50 million, equivalent to ThCh$42,234,500. Based on its revolving nature, at maturity, the decision will be made to renew or pay, but this decision may not be extended beyond the maturity date of the facility. As of December 31, 2021, accrued interest amounts to ThCh$20,700.
•	On January 3, 2020, Enel Finance International NV granted a loan in USD to Enel Chile for up to US$200 million, with a fixed interest rate of 2.60%, with the payment of interest every six months and a maturity date of July 3, 2023. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2021 was US$200 million, equivalent to ThCh$168,938,000 (ThCh$142,190,000 as of December 31, 2020). As of December 31, 2021, accrued interest amounts to ThCh$12,101 (ThCh$0 as of December 31, 2020).
•	On March 11, 2020, Enel Finance International NV granted a loan in USD to Enel Chile for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2021 was US$400 million, equivalent to ThCh$337,876,000 (ThCh$284,380,000 as of December 31, 2020). As of December 31, 2021, accrued interest amounts to ThCh$3,468,860 (ThCh$2,893,567 as of December 31, 2020).
•	On June 15, 2020, Enel Chile entered into a revolving credit facility with Enel Finance International N.V. in USD for a total of US$290 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of 1.40%, with monthly, quarterly or semiannual interest payments, and a maturity date of June 15, 2021. During the availability period, Enel Chile will pay an annual availability commission equivalent to 0.35% margin over the non-withdrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation. On April 1, 2021 this credit facility was closed in advance, paying the corresponding commitment fee. As of December 31, 2021, this credit facility was not available.
•	On April 1, 2021, Enel Chile secured an SDG-Linked loan of US$300 million from Enel Finance International N.V. This loan has a fixed interest rate of 2.50% (which is subject to compliance with a reduction of greenhouse gas emissions (CO2) until December 2023), semi-annual payments and matures on April 1, 2031. It is a bullet loan that has no guarantees, and may be partially or totally prepaid in advance (principal and interest) without any penalty other than the “costs of failure”; by submitting a prepayment request to Enel Finance International NV thirty days prior to the prepayment date. As of December 31, 2021, the outstanding balance of this loan was US$300 million, equivalent to ThCh$253,407,000. As of December 31, 2021, accrued interest amounts to ThCh$1,601,391.
•	On April 1, 2021, Enel Chile S.A. secured a SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$ 290 million. This credit facility has a variable interest rate of LIBOR 1M, 3M or 6M + 1.00% spread, which is indexed to compliance with a reduction of greenhouse gas emissions to December 2023, with monthly, quarterly, or semi-annual interest payments and maturing on April 1, 2026. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 0.35% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or totally prepaid in advance (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to renew a draw by sending a letter five (5) business days before expiration of the obligation. On May 4, 2021, a first draw was made for US$ 100 million. On July 6, 2021, a second draw was made for US$ 100 million. On September 15, 2021, a third withdrawal was made for US$ 90 million. At the time of each draw, the interest period is defined at 1M, 3M or 6M renewable through the maturity of the facility. As of December 31,
2021, the credit facility remains at US$ 290 million, equivalent to ThCh$ 244,960,100 (of which $100 million mature on March 3, 2022, US$90 million on March 15, 2022 and US$ 100 million on July 6, 2022). Because this is a revolving credit facility, at the maturity of each draw its renewal or payment will be decided upon, which cannot be extended beyond the maturity date of the facility. As of December 31, 2021, accrued interest amounts to ThCh$ 345,148.
•	On June 30, 2021, the debt previously held by Enel Green Power S.A. was transferred to Enel Chile (see the next paragraph) under the following conditions: the debt has been refinanced by Enel Finance International NV for US$ 644 million, at a fixed interest rate of 2.82% per annum, with semi-annual interest payment (beginning on June 30, 2024) maturing on December 31, 2027, by virtue of an addendum to a debt agreement belonging to Enel Green Power S.A. This debt can be voluntarily prepaid, including “breakage costs.” As of December 31, 2021, the outstanding balance of this debt was US$ 644 million, equivalent to ThCh$ 544,294,079 (US$ 644 million as of December 31, 2020, equivalent to ThCh$ 458,115,848). As of December 31, 2021, this debt does not record accrued interest because its payment was made at year-end.
•	On September 30, 2021, Enel Chile S.A. formalized an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$ 200 million. This credit line has a variable interest rate of LIBOR 1M, 3M or 6M + 1.15% margin (structured so that the interest rate relates to compliance with a reduction in the ratio of greenhouse effect gas emissions as at December 2023), with monthly, quarterly, or semi-annual interest payments, and matures on September 30, 2025. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 0.30% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or fully prepaid (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to renew withdrawals by sending a letter five (5) business days before the obligation expires. On October 8, 2021, the first draw was made for US$ 100 million, and the second on October 14, 2021, for US$ 100 million. As of December 31, 2021, this facility has been drawn upon for US$200 million, equivalent to ThCh$168,938,000, of which US$ 100 million matures on July 7, 2022 and the other US$100 million matures on July 14, 2022. Based on its revolving nature, at the maturity of each draw, the decision will be made to renew or pay, but this decision may not be extended beyond the maturity date of the credit facility. As of December 31, 2021, accrued interest amounts to ThCh$484,764.

9.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors in office as of December 31, 2021, was elected at the Ordinary Shareholders’ Meeting held on April 28, 2021, and comprises the following people:

•	Mr. Herman Chadwick Piñera
•	Mrs. Mónica Girardi
•	Mrs. Isabella Alessio
•	Mr. Salvatore Bernabei
•	Mr. Fernán Gazmuri Plaza
•	Mr. Pablo Cabrera Gaete
•	Mr. Luis Gonzalo Palacios Vásquez

At the Ordinary Board Meeting held on April 28, 2021, Mr. Hermán Chadwick Piñera was elected as Chairman of the Board and Mr. Domingo Valdés Prieto as Secretary of the Board.

The Directors’ Committee was also appointed during the same Board Meeting, which is governed by Law No. 18,046 (the Chilean Corporations Law), and the Sarbanes-Oxley Act. This Committee comprises the Directors Mr. Fernán Gazmuri Plaza, Mr. Pablo Cabrera Gaete and Mr. Luis Gonzalo Palacios Vásquez. All the members of the Committee are independent Directors, in accordance with the provisions of Circular No. 1,956 issued by the CMF.

The Board of Directors has appointed Mr. Fernán Gazmuri Plaza as financial expert of Enel Chile’s Directors’ Committee. The Company’s Directors’ Committee has appointed Mr. Fernán Gazmuri Plaza as Chairman of the aforementioned corporate body and Mr. Domingo Valdés Prieto as its Secretary.

a)	Accounts receivable and payable and other transactions
-	Accounts receivable and payable

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)	Guarantees given by the Company in favor of the directors

No guarantees have been given to the Directors.

c)	Compensation for directors

In accordance with Article 33 of Law No. 18,046 (Chilean Corporations Law), governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile.

A monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended, shall also be paid to each member of the Board of Directors. This compensation is broken down as follows:

-	UF 216 as a fixed monthly fee in any event; and
-	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the compensation of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliates, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

-	UF 72 as a fixed monthly fee, in any event, and
-	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2021, 2020 and 2019:

				December 31, 2021
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2021	216,204	—	—
Foreign	Giulio Fazio	Director	January - March 2021	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2021	105,796	—	34,466
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2021	108,102	—	36,028
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - March 2021	25,910	—	8,637
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	April - December 2021	76,460	—	25,481
Foreign	Monica Girardi	Director	April - December 2021	—	—	—
Foreign	Isabella Alessio	Director	April - December 2021	—	—	—
Foreign	Daniele Caprini	Director	January - March 2021	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2021	—	—	—
			Total	532,472	—	104,612

				December 31, 2020
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2020	207,918	—	—
Foreign	Giulio Fazio	Director	January - December 2020	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2020	103,959	—	34,663
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2020	103,959	—	34,663
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2020	103,959	—	34,663
Foreign	Daniele Caprini	Director	January - December 2020	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2020	—	—	—
			Total	519,795	—	103,989

				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

9.3 Compensation of key management personnel

Enel Chile’s key management personnel as of December 31, 2021 is comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Eugenio Belinchon Gueto (2)	Internal Audit Manager

(1)	On November 15, 2019, Mr. Giuseppe Turchiarelli was appointed Administration, Finance and Control Officer, replacing Mr. Marcelo Antonio de Jesús.
(2)	On March 1, 2020, Mr. Eugenio Belinchon Gueto was appointed Internal Audit Manager, replacing Mr. Raffaele Cutrignelli.

9.4 Incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key Management personnel as of December 31, 2021, 2020 and 2019 was as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	ThCh$	ThCh$	ThCh$
Remuneration	2,060,928	2,133,063	2,357,252
Short-term benefits for employees	260,400	272,714	207,391
Other long-term benefits - IAS	38,713	146,404	2,088
Total	2,360,041	2,552,181	2,566,731

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

9.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key Management personnel based on the share price of the Enel Chile common stock.